Leases (Tables)	12 Months Ended
Dec. 31, 2023
Presentation of leases for lessee [abstract]
Right-of-use assets
The following table summarizes our right-of-use assets activity for the years ended December 31:

	2023	2022
As at beginning of year	$296	$584
Additions	392	—
Depreciation expense	(322)	(299)
Foreign exchange impact	(1)	11
As at end of year	$365	$296

Lease liabilities
The following table summarizes our lease liabilities activity for the years ended December 31:

	2023	2022
As at beginning of year	$373	$655
Additions	392	—
Payment of lease liabilities	(407)	(381)
Interest expense on lease liabilities	71	80
Foreign exchange impact	(6)	19
As at end of year	$423	$373

Total undiscounted lease liability	Our total undiscounted lease liability as at December 31, 2023 was as follows:

December 31, 2023
Less than one year	$202
One to five years	311
More than five years	—
Total undiscounted lease liability	$513